OTHER EXPENSE (INCOME) - Loss on Currency Translation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Foreign Exchange Gain (Loss) [Line Items]
Total	$ 75	$ 32	$ 90	$ 35
Currency translation losses released as a result of the disposal and reorganization of entities
Disclosure of Foreign Exchange Gain (Loss) [Line Items]
Total	0	0	0	11
Foreign currency translation losses
Disclosure of Foreign Exchange Gain (Loss) [Line Items]
Total	$ 75	$ 32	$ 90	$ 24